Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Information
Schedule of statement of operations by reportable segment

For the year ended December 31, 2014:

			Renewable
	Wireless	Outdoor	Power
	Communication	Advertising	Generation	Corporate	Total
Revenue
Rental revenue	$11,693,862	$1,991,367	$15,258	$—	$13,700,487
Interest income on receivables	709,030	—	—	—	709,030
Total revenue	12,402,892	1,991,367	15,258	—	14,409,517
Expenses
Management fees to affiliate	322,650	39,677	168	—	362,495
Property operating	9,637	15,083	—	—	24,720
General and administrative	38,387	6,525	—	771,886	816,798
Acquisition-related	125,042	15,658	6,450	—	147,150
Amortization	3,306,136	245,007	5,768	—	3,556,911
Impairments	258,834	—	—	—	258,834
Total expenses	4,060,686	321,950	12,386	771,886	5,166,908
Other income and expenses
Interest expense	(40,619)	(10,038)	—	(4,933,397)	(4,984,054)
Loss on early extinguishment of debt	—	—	—	(2,905,259)	(2,905,259)
Realized loss on derivatives	—	—	—	(213,181)	(213,181)
Unrealized loss on derivatives	—	—	—	(552,268)	(552,268)
Total other income and expenses	(40,619)	(10,038)	—	(8,604,105)	(8,654,762)
Net income (loss)	$8,301,587	$1,659,379	$2,872	$(9,375,991)	$587,847

For the year ended December 31, 2013:

	Wireless Communication	Outdoor Advertising	Corporate	Total
Revenue
Rental revenue	$10,175,620	$1,725,756	$—	$11,901,376
Interest income on receivables	742,185	—	—	742,185
Total revenue	10,917,805	1,725,756	—	12,643,561
Expenses
Management fees to affiliate	323,482	47,143	—	370,625
Property operating	6,454	—	—	6,454
General and administrative	106,267	79,114	536,647	722,028
Acquisition-related	294,029	24,571	—	318,600
Amortization	3,039,473	189,904	—	3,229,377
Impairments	1,005,478	—	—	1,005,478
Total expenses	4,775,183	340,732	536,647	5,652,562
Other income and expenses
Interest expense	(54,546)	(11,774)	(3,774,039)	(3,840,359)
Unrealized gain on derivatives	—	—	1,279,176	1,279,176
Total other income and expenses	(54,546)	(11,774)	(2,494,863)	(2,561,183)
Net income (loss)	$6,088,076	$1,373,250	$(3,031,510)	$4,429,816

For the year ended December 31, 2012:

	Wireless Communication	Outdoor Advertising	Corporate	Total
Revenue
Rental revenue	$5,812,730	$615,284	$—	$6,428,014
Interest income on receivables	356,348	—	—	356,348
Total revenue	6,169,078	615,284	—	6,784,362
Expenses
Management fees to affiliate	190,814	18,277	—	209,091
Property operating	26,267	—	—	26,267
General and administrative	1,036	—	190,257	191,293
Acquisition-related	633,799	93,359	—	727,158
Amortization	1,377,493	58,362	—	1,435,855
Impairments	183,271	—	—	183,271
Total expenses	2,412,680	169,998	190,257	2,772,935
Other income and expenses
Interest expense	(12,024)	(1,796)	(1,462,387)	(1,476,207)
Unrealized loss on derivatives	—	—	(1,016,716)	(1,016,716)
Total other income and expenses	(12,024)	(1,796)	(2,479,103)	(2,492,923)
Net income (loss)	$3,744,374	$443,490	$(2,669,360)	$1,518,504

Schedule of total assets by reportable segment

	December 31,
	2014	2013
Segments
Wireless communication	$167,396,475	$159,468,560
Outdoor advertising	30,600,204	22,121,930
Renewable Power Generation	391,291	–
Corporate assets	1,865,089	5,382,368
Total Assets	$200,253,059	$186,972,858